Document and Entity Information Document	Jun. 29, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 29, 2020
Entity Registrant Name	LANDEC CORPORATION
Entity Central Index Key	0001005286
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	0-27446
Entity Tax Identification Number	94-3025618
Entity Address, Address Line One	5201 Great America Parkway
Entity Address, Address Line Two	Suite 232
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054
City Area Code	650
Local Phone Number	306-1650
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	LNDC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false